Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Prudential Investment Portfolios 7 - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,970.71	$ 17,423.16	$ 15,564.30	$ 16,823.16	$ 12,344.77	$ 12,177.48	$ 12,215.21	$ 10,817.35	$ 9,323.41	$ 9,227.44	$ 9,999.99
Prudential Investment Portfolios 7 - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 21,696.55	17,231.30	15,410.91	16,673.92	12,252.39	12,099.77	12,155.25	10,770.89	9,296.89	9,215.58	9,999.99
Prudential Investment Portfolios 7 - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,449.65	16,330.38	14,698.75	15,994.12	11,825.31	11,757.32	11,888.18	10,609.15	9,206.53	9,171.25	10,000.01
Prudential Investment Portfolios 7 - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 19,160.06	15,415.73	13,978.75	15,330.82	11,442.96	11,470.59	11,666.14	10,448.93	9,111.59	9,124.63	10,000.01
Prudential Investment Portfolios 7 - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 19,925.88	15,864.62	14,235.92	15,449.45	11,378.52	11,270.21	11,352.58	10,085.74	8,735.47	8,682.79	9,449.90
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882.19	26,650.49	22,985.55	25,892.68	19,740.44	16,189.08	15,729.53	13,145.02	11,309.09	10,047.79	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,360.36	$ 19,282.25	$ 17,756.26	$ 18,935.00	$ 13,877.39	$ 13,761.75	$ 13,677.35	$ 12,160.98	$ 10,899.13	$ 9,651.86	$ 10,000